Equity - Additional Information (Detail) ₺ / shares in Units, ₼ in Thousands, ₺ in Thousands			1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 12, 2019 TRY (₺) ₺ / shares	Mar. 29, 2018 TRY (₺) ₺ / shares	Jan. 31, 2018 TRY (₺)	Jun. 30, 2019 TRY (₺)	Dec. 31, 2019 TRY (₺) Vote ₺ / shares shares	Dec. 31, 2018 TRY (₺) Installment shares	Dec. 31, 2017 TRY (₺)	Dec. 31, 2019 AZN (₼) shares	Mar. 15, 2019 TRY (₺)	Dec. 31, 2018 AZN (₼) shares	Sep. 30, 2017 TRY (₺)
Disclosure of classes of share capital [line items]
Share capital represents | shares					2,200,000,000	2,200,000,000		2,200,000,000		2,200,000,000
Share capital, issued and fully paid shares | shares					2,200,000,000	2,200,000,000		2,200,000,000		2,200,000,000
Share capital, par value | ₺ / shares					₺ 1
Number of votes at a meeting in person or by proxy | Vote					1
Number of shares pledged as security | shares					995,509	995,509
First level legal reserves as percentage of distributable income per statutory accounts each year					5.00%
Ceiling on the first legal reserves as percentage of paid-up capital					20.00%
Second legal reserves					10.00%
Minimum obligatory dividend pay-out as percentage of paid-up capital					5.00%
Ceiling on the second legal reserves as percentage of paid-up capital					50.00%
Repurchase of treasury shares | shares					827,750
Purchase of treasury shares					₺ 9,998	₺ 94,620
Gross cash dividend proposed | ₺ / shares	₺ 0.45909
Dividends paid					1,127,647	1,949,379	₺ 3,050,928
Turkcell [member]
Disclosure of classes of share capital [line items]
Dividend distribution proposed	₺ 1,010,000	₺ 1,900,000
Gross cash dividend proposed | ₺ / shares		₺ 0.86364
Dividends paid						₺ 1,900,000
Number of installments of dividend | Installment						3
Inteltek [member]
Disclosure of classes of share capital [line items]
Dividends paid			₺ 28,402	₺ 35,220
Dividend payables							₺ 60,011		₺ 232,875		₺ 28,402
Inteltek [member] | Legal reserve [member]
Disclosure of classes of share capital [line items]
Dividend payables									₺ 9,742		₺ 9,507
Azerinteltek [member]
Disclosure of classes of share capital [line items]
Dividend payables					₺ 13,103	₺ 56,111		₼ 5,959		₼ 34,797
Bottom of range [member]
Disclosure of classes of share capital [line items]
Weighted average share price | ₺ / shares					₺ 11.89
Top of range [member]
Disclosure of classes of share capital [line items]
Weighted average share price | ₺ / shares					₺ 12.24